Identified Intangible Assets, Total Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 27, 2014	Dec. 28, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Identified intangible assets, gross	$ 8,912	$ 8,687
Identified intangible assets, net	$ 4,446	$ 5,150